Leases (Details Narrative) (10-K) - USD ($)	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Jan. 31, 2018	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Total monthly payment	$ 1,619
Lease expense						$ 21,196
Lease Settlement Agreement [Member] | Manoa Innovation Center [Member]
Rent expenses		$ 9,100	$ 13,701	$ 18,199	$ 20,902	$ 39,302	$ 29,690